COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

a) Capital commitment

As of December 31, 2013, the Company had commitments outstanding to purchase property, plant and equipment for $16,513,393, of which $16,291,575, $133,252 and $88,566 are due in 2014, 2015 and 2018, respectively.

b) Purchase commitments

In order to secure future silicon materials, the Company has entered into several long-term supply agreements with overseas suppliers in 2010. Under such agreements, the suppliers agreed to provide the Company with specified quantities of silicon materials, and the Company has made prepayments to these suppliers in accordance with the supply contracts.

Under the terms of certain supply agreements, the company is required to purchase polysilicon of $ 106,650,948 in total over the next 2 years, at prevailing market prices at the time of purchase.  The quantities of raw materials governed by these contracts represent amounts the Company will utilize in the normal course of operations.

c) Product warranties

The Company offers warranties on its products and record an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2012 and 2013 was as follows:

	At December 31,
	2012	2013
	$	$
Beginning balance	12,835,583	10,316,650
Warranty provision	5,344,853	9,842,133
Revision of warranty costs	(7,787,834)	—
Warranty cost incurred	(174,334)	(49,180)
Foreign exchange effect	98,382	502,690
Ending balance	10,316,650	20,612,293

The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $7,787,834 for the year ended December 31, 2012, attributable primarily to decreases in the ASPs for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

d) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages for alleged breach of a sales contract. We denied CEP’s assertion and defended that the termination of the sales contract was due to CEP’s material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. The trial is completed and closed in December, 2013, and we’re waiting for the court judgment. Based on the information available to us, a negative outcome is not very probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of December 31, 2013.

In December 2012, the Company received an unfavorable verdict from the Nanjing Supreme People’s Court in Nanjing, Jiangsu Province in its litigation with one of our module customers, Nanjing Zhongdian New Energy Ltd, for material breach of the sales contract. As a result of this ruling, the Company recorded charges to other operating expense and an accrual for litigation of $1,941,310 in the year ended December 31, 2012. In February 2013, the Company paid the amount in full.

In November 2013, Jiangsu Shuangliang Boiler Co., Ltd., or Jiangsu Shuangliang, one of our suppliers of polysilicon equipment, filed a case with Shanghai International Economic and Trade Arbitration Commission, against Sichuan ReneSola. The arbitration involved a payment for deoxidization furnaces we bought from Jiangsu Shuangliang of approximately RMB55.7 million ($9.2 million), and a penalty of approximately RMB6.7 million ($1.1 million); and Sichuan ReneSola then filed a case to counterclaim against Jiangsu Shuangliang for the compensation of approximately RMB31.6 million ($5.2 million) in relation to the water leaking problems arising with the deoxidization furnaces Jiangsu Shuangliang sold to us. The two disputes are still under arbitration process. Because the lawsuit was recently filed, it is difficult at this time to fully evaluate the claims and determine the likelihood of an unfavorable outcome or provide an estimate of the amount of any potential loss, and as such no amount about the penalty loss was accrued as of December 31, 2013.